Other Liabilities - Schedule of detailed information about quantitative sensitivity analysis of discount rates and increase in compensation (Details) - Avon [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	1.53%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ (331,549)
Decreased Actuarial Assumption Percentage	1.53%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 372,084
Rate of compensation increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	2.74%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 12,472
Decreased Actuarial Assumption Percentage	2.74%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ (11,952)